Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Winton And Winston/Graham Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Winton Series [Member]
Sale of Units	$ 256,132		$ 277,520		$ 487,976
Redemption of Units	(13,654,078)		(6,465,163)		(9,427,644)
Change in control of ownership - Trading Companies					(13,830,805)
Contributions					15,598,979
Distributions					(2,389,350)
Operations attributable to non-controlling interests					(4,066,993)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	2,726,633		8,504,901		(6,685,179)
Owners' Capital	50,048,124		60,719,437		58,402,179		78,715,195
Owners' Capital - Units, Sale of Units	1,867		2,209		3,877
Owners' Capital - Units, Redemption of Units	(98,866)		(51,311)		(76,957)
Owners' Capital - Units	342,279		439,278		488,380		561,460
Winton Series [Member] | Managing Owner Class 1 [Member]
Redemption of Units					(1,165)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests					(139)
Owners' Capital							1,304
Owners' Capital - Units, Redemption of Units					(10)
Owners' Capital - Units							10
Winton Series [Member] | Managing Owner Class 2 [Member]
Sale of Units					200,000
Redemption of Units	(200,000)		(250,000)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	3,495		25,499		(22,653)
Owners' Capital	34,276		230,781		455,282		277,935
Owners' Capital - Units, Sale of Units					1,514
Owners' Capital - Units, Redemption of Units	(1,292)		(2,000)
Owners' Capital - Units	207		1,499		3,499		1,985
Winton Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	256,132		277,520		287,976
Redemption of Units	(13,146,425)		(5,850,898)		(8,521,271)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	1,885,111		6,726,042		(5,850,743)
Owners' Capital	38,345,799		49,350,981		48,198,317		62,282,355
Owners' Capital - Units, Sale of Units	1,867		2,209		2,363
Owners' Capital - Units, Redemption of Units	(95,614)		(46,709)		(70,007)
Owners' Capital - Units	271,704		365,451		409,951		477,595
Change in net asset value per unit	$ 6.09		$ 17.47		$ (12.84)
Net asset value per unit	$ 141.13		$ 135.04		$ 117.57		$ 130.41
Winton Series [Member] | Limited Owners Class 2 [Member]
Redemption of Units	(307,653)		(364,265)		(905,208)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	838,027		1,753,360		(811,644)
Owners' Capital	11,668,049		11,137,675		9,748,580		11,465,432
Owners' Capital - Units, Redemption of Units	(1,960)		(2,602)		(6,940)
Owners' Capital - Units	70,368		72,328		74,930		81,870
Change in net asset value per unit	$ 11.83	[1]	$ 23.89	[1]	$ (9.94)	[1]
Net asset value per unit	$ 165.82	[1]	$ 153.99	[1]	$ 130.10	[1]	$ 140.04	[1]
Winton Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies					(13,830,805)
Contributions					15,598,979
Distributions					(2,389,350)
Operations attributable to non-controlling interests					(4,066,993)
Owners' Capital							4,688,169
Winton/Graham Series [Member]
Sale of Units	111,245		143,516		20,567,523
Redemption of Units	(22,349,217)		(8,587,168)		(7,276,754)
Change in control of ownership - Trading Companies	(5,222,639)		5,800,968		2,258,238
Contributions	3,981,000				8,100,000
Distributions	(3,968,000)		(8,907,979)		(7,563,092)
Operations attributable to non-controlling interests	(470,719)		2,644,623		3,347,600
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(4,498,779)		5,263,217		(2,795,125)
Owners' Capital	30,773,687		63,190,796		66,833,619		50,195,229
Owners' Capital - Units, Sale of Units	964		1,289		181,210
Owners' Capital - Units, Redemption of Units	(181,784)		(72,824)		(63,606)
Owners' Capital - Units	282,832		463,652		535,187		417,583
Winton/Graham Series [Member] | Managing Owner Class 2 [Member]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(6,138)		6,701		(1,325)
Owners' Capital	55,553		61,691		54,990		56,315
Owners' Capital - Units	428		428		428		428
Winton/Graham Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	111,245		143,516		20,207,122
Redemption of Units	(17,353,576)		(6,276,569)		(5,384,099)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(3,872,396)		3,862,904		(2,415,463)
Owners' Capital	24,783,519		45,898,246		48,168,395		35,760,835
Owners' Capital - Units, Sale of Units	964		1,289		178,479
Owners' Capital - Units, Redemption of Units	(147,347)		(55,910)		(48,630)
Owners' Capital - Units	236,649		383,032		437,653		307,804
Change in net asset value per unit	$ (15.10)		$ 9.77		$ (6.12)
Net asset value per unit	$ 104.73		$ 119.83		$ 110.06		$ 116.18
Winton/Graham Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					360,401
Redemption of Units	(4,995,641)		(2,310,599)		(1,892,655)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(620,245)		1,393,612		(378,337)
Owners' Capital	5,934,615		11,550,501		12,467,488		14,378,079
Owners' Capital - Units, Sale of Units					2,731
Owners' Capital - Units, Redemption of Units	(34,437)		(16,914)		(14,976)
Owners' Capital - Units	45,755		80,192		97,106		109,351
Change in net asset value per unit	$ (14.34)	[1]	$ 15.65	[1]	$ (3.10)	[1]
Net asset value per unit	$ 129.70	[1]	$ 144.04	[1]	$ 128.39	[1]	$ 131.49	[1]
Winton/Graham Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies	(5,222,639)		5,800,968		2,258,238
Contributions	3,981,000				8,100,000
Distributions	(3,968,000)		(8,907,979)		(7,563,092)
Operations attributable to non-controlling interests	(470,719)		2,644,623		3,347,600
Owners' Capital			$ 5,680,358		$ 6,142,746

[1]	Values are for both the Managing Owner and Limited Owners.